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                                Explanatory Note
                                ----------------

         The following annual reports, dated December 31, 2003, are incorporated by reference herein:

         o AXA Premier VIP Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001160168, Accession No. 0001193125-04-038236
              (Registration File Nos. 333-70754 and 811-10509)

         o EQ Advisors Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001027263, Accession No. 0001193125-04-038167
              (Registration File Nos. 333-17217 and 811-07953)